Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
Components of provision for income taxes

	For the year ended December 31,
(In thousands)	2012	2011	2010
Provision/(benefit) for income taxes:
Continuing operations	$3,809	$7,142	$9,246
Discontinued operations	(211)	54	(178)

Provision for income taxes	$3,598	$7,196	$9,068

Components of income before income taxes from continuing operations

The components of income before income taxes from continuing operations are as follows:

	For the year ended December 31,
(In thousands)	2012	2011	2010
Domestic	$5,911	$24,188	$24,085
Foreign	8	(222)	(161)

Total	$5,919	$23,966	$23,924

Income tax provision for continuing operations

The income tax provision for continuing operations consists of the following:

	For the year ended December 31,
(In thousands)	2012	2011	2010
Current income tax provision:
U.S. federal*	$5,426	$9,282	$7,441
Foreign	8	246	42
State	1,402	1,587	1,619

Total current income tax provision	6,836	11,115	9,102

	For the year ended December 31,
(In thousands)	2012	2011	2010
Deferred income tax (benefit)/provision:
U.S. federal*	(3,863)	(3,667)	348
State	836	(306)	(204)

Total deferred income tax (benefit)/provision	(3,027)	(3,973)	144

Total income tax provision	$3,809	$7,142	$9,246

*	Includes U.S. taxes related to foreign income.

Reconciliation of the beginning and ending amount of unrecognized tax benefits

	As of December 31,
(In thousands)	2012	2011	2010
Unrecognized tax benefits:
Beginning of the year	$2,570	$2,599	$3,034
Additions based on tax positions related to the current year	264	239	242
Additions for tax positions of acquired entities	—	253	—
Additions for tax positions of prior years	—	—	317
Reductions for tax positions of prior years	(14)	—	(466)
Settlements with taxing authorities	—	(161)	(20)
Lapses of statutes of limitations	(493)	(360)	(508)

End of the year	$2,327	$2,570	$2,599

Reconciliation of income taxes computed at the federal statutory rate to income tax expense recorded for continuing operations

	For the year ended December 31,
(In thousands)	2012	2011	2010
Computed income taxes at U.S. federal statutory rate	$2,378	$8,716	$8,642
Income passed through to non-controlling interest holders (1)	(288)	(327)	(269)
Foreign tax credits	(8)	(1,230)	(500)
State income taxes, net of federal income tax benefit	263	933	807
Tax expense on foreign income	—	317	99
Permanent differences	270	358	590
Change in reserves	1,312	(1,438)	168
Other	(118)	(187)	(291)

Total income tax provision	$3,809	$7,142	$9,246

(1)	Includes income that is not taxable to the Company. Such income is directly taxable to the Company’s non-controlling interest partners.

Components of the Company's deferred income tax assets and liabilities

	As of December 31,
(In thousands)	2012	2011
Deferred income tax assets:
Accruals not currently deductible for tax purposes	$15,474	$15,753
Billings in excess of revenues	8,289	9,482
Tax loss carryforwards	11,424	10,328
Fixed and intangible assets	247	222
All other items	552	645

Gross deferred tax assets	35,986	36,430

Valuation allowance for deferred tax assets	(11,455)	(9,872)

Net deferred tax assets	24,531	26,558

Deferred income tax liabilities:
Unbilled revenues	(30,023)	(29,737)
Change in method of accounting	(5,123)	(7,714)
Fixed and intangible assets	(10,091)	(14,109)
Retention	(3,006)	(2,380)
All other items	(2,239)	(1,600)

Gross deferred tax liabilities	(50,482)	(55,540)

Net deferred tax liabilities	$(25,951)	$(28,982)